Long-Term borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Long-Term borrowings
Outstanding Loan Balance	$ 726,797,584	$ 609,771,403
Unamortized Deferred Financing Fees	4,353,972	4,732,246
Total	722,443,612	605,039,157
Other Finance-lease liabilities	50,171	$ 60,740
Total	$ 722,493,783
Vessels | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.49%
Milos
Long-Term borrowings
Outstanding Loan Balance	$ 28,175,000
Unamortized Deferred Financing Fees	100,703
Total	$ 28,074,297
Milos | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.75%
Poliegos
Long-Term borrowings
Outstanding Loan Balance	$ 24,888,000
Unamortized Deferred Financing Fees	187,887
Total	$ 24,700,113
Poliegos | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.60%
Kimolos
Long-Term borrowings
Outstanding Loan Balance	$ 25,600,000
Unamortized Deferred Financing Fees	75,444
Total	$ 25,524,556
Kimolos | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.90%
Folegandros
Long-Term borrowings
Outstanding Loan Balance	$ 25,600,000
Unamortized Deferred Financing Fees	75,444
Total	$ 25,524,556
Folegandros | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.90%
Nissos Sikinos
Long-Term borrowings
Outstanding Loan Balance	$ 33,337,500
Unamortized Deferred Financing Fees	168,935
Total	$ 33,168,565
Nissos Sikinos | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.85%
Nissos Sifnos
Long-Term borrowings
Outstanding Loan Balance	$ 33,337,500
Unamortized Deferred Financing Fees	170,155
Total	$ 33,167,345
Nissos Sifnos | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.85%
Nissos Piperi
Long-Term borrowings
Outstanding Loan Balance	$ 44,475,000
Unamortized Deferred Financing Fees	265,017
Total	$ 44,209,983
Nissos Piperi | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.30%
Nissos Serifopoula
Long-Term borrowings
Outstanding Loan Balance	$ 44,475,000
Unamortized Deferred Financing Fees	206,967
Total	$ 44,268,033
Nissos Serifopoula | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.30%
Nissos Tigani
Long-Term borrowings
Outstanding Loan Balance	$ 45,000,000
Unamortized Deferred Financing Fees	331,850
Total	$ 44,668,150
Nissos Tigani | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.20%
Nissos Rhenia
Long-Term borrowings
Outstanding Loan Balance	$ 50,000,000
Unamortized Deferred Financing Fees	316,052
Total	$ 49,683,948
Nissos Rhenia | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.25%
Nissos Despotiko
Long-Term borrowings
Outstanding Loan Balance	$ 50,000,000
Unamortized Deferred Financing Fees	421,451
Total	$ 49,578,549
Nissos Despotiko | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.30%
Nissos Donoussa
Long-Term borrowings
Outstanding Loan Balance	$ 50,035,000
Unamortized Deferred Financing Fees	732,988
Total	$ 49,302,012
Nissos Donoussa | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.65%
Nissos Kythnos
Long-Term borrowings
Outstanding Loan Balance	$ 51,674,584
Unamortized Deferred Financing Fees	150,994
Total	$ 51,523,590
Nissos Kythnos | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.40%
Nissos Kythnos | $60.0 Million Secured Term Loan Facility
Long-Term borrowings
Agreement amount	$ 60,000,000
Nissos Keros
Long-Term borrowings
Outstanding Loan Balance	35,400,000
Unamortized Deferred Financing Fees	104,334
Total	$ 35,295,666
Nissos Keros | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.90%
Nissos Anafi
Long-Term borrowings
Outstanding Loan Balance	$ 61,000,000
Unamortized Deferred Financing Fees	340,422
Total	$ 60,659,578
Nissos Anafi | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.40%
Nissos Kea
Long-Term borrowings
Outstanding Loan Balance	$ 61,400,000
Unamortized Deferred Financing Fees	366,097
Total	$ 61,033,903
Nissos Kea | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.35%
Nissos Nikouria
Long-Term borrowings
Outstanding Loan Balance	$ 62,400,000
Unamortized Deferred Financing Fees	339,232
Total	$ 62,060,768
Nissos Nikouria | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.40%